Common Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 02, 2024	Aug. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 14, 2024	May 31, 2024	Dec. 31, 2022
Common Stock Warrants [Line Items]
Warrants issued					356,517	345,461	356,517	356,517	31,728			12,931
Warrants exceeded shares						345,461		356,517
Exceeded common stock shares								667
Redemption of warrants, period for prior written notice								30 days
Purchase price, per share (in Dollars per share)	$ 80
Transaction purchased	1,918
Offering price (in Dollars per share)	$ 84.8
Redemption price (in Dollars per share)								$ 3.8
Common stock closing price (in Dollars per share)					$ 66.4	$ 12	$ 66.4	$ 61.9	$ 196.5
Warrants to purchase										2,211
Preferred A Placement Warrants [Member]
Common Stock Warrants [Line Items]
Warrants issued					1,957		1,957	1,957	1,957			1,957
Exercise price (in Dollars per share)					$ 210	$ 210	$ 210	$ 210	$ 210
January and February 2023 Warrants [Member]
Common Stock Warrants [Line Items]
Exercise price (in Dollars per share)								$ 235.5
Warrants issuance (in Dollars)			$ 1.5	$ 1.5
Warrant [Member]
Common Stock Warrants [Line Items]
Warrants exceeded shares								730.5
Pre-Funded Warrants [Member]
Common Stock Warrants [Line Items]
Redemption price (in Dollars per share)								$ 0.15
April 2024 Pre-funded and Common Stock Warrants [Member]
Common Stock Warrants [Line Items]
Exercise price (in Dollars per share)								$ 61.1
August 2024 Common Stock Warrants [Member]
Common Stock Warrants [Line Items]
Exercise price (in Dollars per share)										$ 5
August 2024 Common Stock Warrants [Member]
Common Stock Warrants [Line Items]
Exercise price (in Dollars per share)										$ 61.1
April 2024 Pre-Funded Warrants [Member]
Common Stock Warrants [Line Items]
Warrants issued					20,994	16,139	20,994	20,994
Exercise price (in Dollars per share)					$ 0.15	$ 0.15	$ 0.15	$ 0.15
April Common Stock Warrants [Member]
Common Stock Warrants [Line Items]
Fair value of warrants (in Dollars)								$ 8.8
Directors [Member]
Common Stock Warrants [Line Items]
Exercise price (in Dollars per share)								$ 66
Directors [Member] | Warrant [Member]
Common Stock Warrants [Line Items]
Warrants issued								301,584
Common Stock [Member]
Common Stock Warrants [Line Items]
Shares issued					3,694	146,091	10,072	30,750	16,878
Common stock closing price (in Dollars per share)						$ 55.1		$ 750
Common stock shares exceeded								667
Purchase Agreement [Member] | Pre-Funded Warrants [Member]
Common Stock Warrants [Line Items]
Warrants issued								20,994
Strategic Advisory Agreement [Member] | April 2024 Pre-Funded Warrants [Member]
Common Stock Warrants [Line Items]
Fair value of warrants (in Dollars)								$ 1.0
Common Stockholders [Member] | Preferred A Placement Warrants [Member]
Common Stock Warrants [Line Items]
Warrants issued				15,480
Underwriter [Member] | Preferred A Placement Warrants [Member]
Common Stock Warrants [Line Items]
Warrants issued			2,322
Preferred A Placement Warrants [Member]
Common Stock Warrants [Line Items]
Warrants											1,957
Exercise price (in Dollars per share)								$ 1
Conversion of shares								37.5
Warrants for common stock		1,345
Preferred B Placement Warrants [Member]
Common Stock Warrants [Line Items]
Warrants											3,098
Warrants term								5 years
Private Placement [Member] | April 2024 Pre-funded and Common Stock Warrants [Member]
Common Stock Warrants [Line Items]
Shares issued	301,584